Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

January 13, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Conestoga Funds

(1933 Act Registration No. 333-90720)

(1940 Act Registration No. 811-21120)

Ladies and Gentlemen:

On behalf of Conestoga Funds (the “Trust”), I have transmitted herewith for filing Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 15 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register shares of a new portfolio of the Trust:  the Conestoga Mid Cap Fund.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2887.

Very truly yours,

/s/ Julie Sterner Patel

Julie Sterner Patel

cc:  Joshua B. Deringer